Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Summary Inventory consisted	Inventory consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Raw materials	$15,727	$—
Work in process	3,518	—

Total inventory	$19,245	$—